As filed with the Securities and Exchange Commission on September 8, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-21764

WINTERGREEN FUND, INC.

(Exact name of registrant as specified in charter)

615 East Michigan Street, 3rd Floor

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Simon D. Collier, President/Treasurer

Three Canal Plaza

Suite 100

Portland, ME 04101

(Name and address of agent for service)

888-468-6473

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – June 30, 2008

Item 1. Report to Stockholders.

Semi-Annual Report

Wintergreen Fund, Inc.

June 30, 2008

(Unaudited)

www.wintergreenfund.com

TABLE OF CONTENTS

A Message to Our Shareholders	1

Financial Highlights	3

Portfolio Profile	4

Statement of Investments	5

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Additional Information	23

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2008 (Unaudited)

Dear Fellow Wintergreen Fund Shareholder,

The last six months have been filled with volatile worldwide financial markets that have kept all investors on their toes. The apparent freefall of some securities is providing huge buying opportunities for value investors, but at the same time the daily market fluctuations are somewhat bewildering to investors as we navigate turbulent market conditions. Wintergreen Fund has been affected by this volatile market: the Fund’s performance for the first six months of 2008 was (11.86%) only slightly better than the Standard & Poor’s 500 Composite Index at (11.91%). The market has not discriminated between high-quality and low-quality companies; virtually every stock has declined. Generally, markets reward solid, stable companies, but this year even the best companies have suffered. The movement from easy credit to little or no available credit has restricted normal business operations and slowed down speculation. We believe companies with the following three characteristics are great long-term destinations for investor capital, even though the short-term quotations are less than favorable: solid businesses that generate cash; businesses with pricing power; and businesses with rational management who create value for their shareholders.

A favorite story of mine as a child was “The Little Engine That Could” by Watty Piper. In this story, a long train needed help to get over a large mountain. Various railroad engines that had the capacity to move the train refused to help. They said the job was too big and difficult for them, and the mountain was too steep. The engines that were designed to haul heavy freight would not attempt to move the huge train. Eventually a small engine that didn’t appear to have the necessary get-up-and-go was asked for assistance and that small engine agreed to try to help the large train. Using all of its power and repeating ‘I think I can, I think I can’, the small engine got the freight train up to the top of the mountain. As the train went down the tracks on the far side of the mountain to deliver toys and treats to the children who had been waiting, the little engine repeated the phrase, ‘I thought I could, I thought I could’.

In this global market that looks too big for anyone or anything to bring it back to a more stable environment, I think that solid analysis of companies and careful accumulation of underpriced stocks has the potential to yield great rewards. Like the little engine that put its head down and worked at its assignment, the pursuit of fundamental research coupled with an appreciation of the consistency of human behavior should identify the securities that I believe will survive and thrive in the future. Now is the time when some of these companies are on sale. Although no one knows precisely when, it is inevitable that these wild bargain prices will at some point in time come to a close. When that happens, and with the benefit of 20-20 hindsight, many investors will wish they had accumulated a bigger stake in these bargain companies.

Berkshire Hathaway is an example of a portfolio holding that we believe has suffered more stock price reduction than the fact pattern would suggest. We believe Berkshire continues to be a wonderful company. It is a conglomerate headed by two outstanding men with numerous diverse subsidiary businesses run by capable people. The insurance portion of their holdings is characterized not only by the clever television advertising of GEICO, but more importantly by high levels of capital strength and diversification in their lines of business. In addition, there are several successful businesses in the Berkshire lineup of companies that run the gamut from apparel to building supplies to candy to dairy desserts to energy to furniture. There is an added asset in Berkshire, which is a huge and growing pile of cash ready to acquire additional well-respected businesses, securities, and/or brand names at prices that make sense. With all of these items factored in, one wouldn’t think that the stock would have been so beaten up, yet in the first six months of this year Berkshire Hathaway fell 15.3%.

WINTERGREEN FUND, INC.

A MESSAGE TO OUR SHAREHOLDERS

JUNE 30, 2008 (Unaudited)

Investment performance for the vast majority of equity portfolios was simply sad during the first half of this year. It was a time when virtually all security prices fell. The good companies with solid assets, good management, little or no leverage, growing cash flows, and the ability to raise product prices suffered security price reductions just like the less than solid companies that were over-leveraged, poorly managed and had shrinking cash flows that by all rights deserved to have their price fall.

Wynn Resorts is another security holding that we like. We believe it is a great way to invest in the overall expansion of wealth and economic development in China. The top drawer casino in Macau is the Wynn, and as you may know Macau is the sole gambling destination in China. Wynn has full participation in the growing wealth in China without the uncertainties of Chinese legal and accounting differences from American standards we all know. This company also has the poshest casino in Las Vegas. Like the rest of the United States, Las Vegas is having some challenges but Wynn is building for the long-term. If the past offers any guidance for the future, quality casinos and hotels very well may operate at healthy profits for many years. Some years will no doubt be better than others, but there is a long-term expectation of profitability. During the first half of this year the stock was down 28%. So what does a good business do when the stock price is down and the company has cash? Of course the company buys back its own stock. What did Wynn do when it had the opportunity? It bought back approximately six percent of its stock at prices well below recent quotes.

Like the “The Little Engine That Could”, I believe the markets will eventually get to the other side of this mountain of bad news. When we get to the other side of this market with its nasty tone of inflation and recession, I hope you will join me in the chant ‘we thought we could, we thought we could’.

Thank you for your continued investment in Wintergreen Fund.

Sincerely

David J. Winters, CFA

Portfolio Manager

The Fund is subject to several risks, any of which could cause an investor to lose money. Please review the prospectus for a complete discussion of the Fund’s risks which include, but are not limited to, the following: stock market risk, interest rate risk, income risk, currency risk, foreign/emerging market risk as well as the risks associated with short sales, and investments in derivatives, small/mid-sized companies, and loan participations.

The views contained in this letter are those of the Fund’s portfolio manager as of June 30, 2008, the last day of the reporting period. These views are subject to change without notice as market and other conditions fluctuate. While these views are intended to assist shareholders in understanding their investment in the Fund, they do not constitute investment advice, are not a guarantee of future performance, and are not intended as an offer or solicitation with respect to the purchase or sale of any security.

WINTERGREEN FUND, INC.

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period:

	For the Six Month Period Ended June 30, 2008 (Unaudited)		Year Ended December 31, 2007		Year Ended December 31, 2006		October 17, 2005(a) through December 31, 2005
NET ASSET VALUE, Beginning of Period	$14.59		$12.21		$10.23		$10.00

INVESTMENT OPERATIONS
Net investment income(b)	(0.00	)(c)	0.15		0.11		0.02
Net realized and unrealized gain (loss) on investments, securities sold short, and foreign currency transactions	(1.73)		2.43		1.94		0.22

Total from Investment Operations	(1.73)		2.58		2.05		0.24

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—		(0.16)		(0.07)		(0.01)
Net realized gain	—		(0.04)		—		—

Total Distributions to Shareholders	—		(0.20)		(0.07)		(0.01)

Redemption fees(b)	0.00	(c)	0.00	(c)	0.00	(c)	—

NET ASSET VALUE, End of Period	$12.86	*	$14.59		$12.21		$10.23

TOTAL RETURN(d)	(11.86)%		21.13%		20.10%		2.41%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$1,691,661		$1,579,653		$596,153		$54,704
Ratios to Average Net Assets:(e)
Net investment income	(0.07)%		1.08%		0.97%		1.02%

Net expense, excluding dividend expense	1.82%		1.85%		1.91%		1.95%
Dividend expense	0.53%		0.00	%(g)	0.03%		—%

Total Net Expense	2.35%		1.85%		1.94%		1.95%

Gross expense, excluding dividend expense	1.82%		1.85%		1.97	%(f)	6.97	%(f)
Dividend expense	0.53%		0.00	%(g)	0.03%		—%

Total Gross Expense	2.35%		1.85%		2.00	%(f)	6.97	%(f)

PORTFOLIO TURNOVER RATE	29%		17%		13%		0%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Less than 0.005%.
*	Net Asset Value (“NAV”) varies from NAV reported to shareholders on June 30, 2008, as these financial statements are prepared inclusive of trade date adjustments.

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

PORTFOLIO PROFILE

JUNE 30, 2008 (Unaudited)

Sector	% of Total Net Assets
Consumer Discretionary	18.4%
Consumer Staples	17.8%
Energy	11.0%
Financials (a)	2.4%
Funds, Trusts & Other Financial Vehicles (a)	1.5%
Industrials	12.1%
Information Technology	0.5%
Materials	5.2%
Other Assets in Excess of Liabilities	6.7%
Short-Term Investments	24.3%
Telecommunications	0.1%

Top Ten Holdings (b)
Issuer	% of Total Net Assets
Japan Tobacco Inc.	7.7%
Jardine Matheson Holdings Ltd.	6.1%
Wynn Resorts Ltd.	4.8%
Chesapeake Energy Corp.	4.3%
Anglo American plc	3.7%
Imperial Tobacco Group plc	3.6%
Resorts World Bhd	3.2%
Swatch Group AG, Class B	3.2%
Berkshire Hathaway Inc., Class B	3.0%
Genting Bhd	2.9%

(a)	Includes securities sold short.
(b)	Equity holdings include Common Stock. Any short sales or options held by the Fund are not included in this list.

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Industry
Security Description	Country	Shares	Cost	Fair Value

Long Positions — 98.6%

Common Stock and Other Equity Interests — 72.4%

Aerospace & Defense — 2.0%
General Dynamics Corp.(a)	United States	407,358	$35,990,219	$34,299,544

Beverages — 3.0%
Coca-Cola FEMSA, S.A.B. de C.V. ADR	Mexico	158,941	5,355,051	8,962,683
Fomento Economico Mexicano, S.A.B. de C.V. ADR	Mexico	922,845	31,346,354	41,998,676

			36,701,405	50,961,359

Capital Markets — 0.6%
ABG Sundal Collier Holdings ASA	Norway	6,252,050	13,226,858	9,329,219

Commercial Services & Supplies — 0.1%
Dore Holdings Ltd.	Hong Kong	15,178,881	3,645,216	856,547

Communications Equipment — 0.1%
Current Group, LLC(b)(c)	United States	— (d)	20,100,000	1,115,944

Diversified Financial Services — 0.9%
Leucadia National Corp.	United States	339,974	9,624,642	15,958,380

Food Products — 0.8%
Asiatic Development Bhd	Malaysia	1,898,037	4,610,268	4,763,245
Nestle SA	Switzerland	177,670	6,576,173	8,028,239

			11,186,441	12,791,484

Hotels, Restaurants & Leisure —10.9%
Genting Bhd	Malaysia	28,353,554	58,717,574	48,593,696
Resorts World Bhd	Malaysia	68,902,382	80,097,776	54,826,685
Wynn Resorts Ltd.(e)	United States	1,002,500	100,374,628	81,553,375

			239,189,978	184,973,756

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Industrial Conglomerates — 6.6%
Jardine Matheson Holdings Ltd.	Hong Kong	3,312,823	$72,028,774	$102,697,513
Orkla ASA	Norway	679,615	7,047,244	8,726,699

			79,076,018	111,424,212

Insurance — 3.0%
Berkshire Hathaway Inc., Class B(a)(b)(e)	United States	12,852	44,436,147	51,562,224

Internet Software & Services — 0.5%
eBay Inc.(b)	United States	300,525	8,861,620	8,213,348

Leisure Equipment & Products — 1.4%
Aruze Corp.	Japan	796,875	26,935,659	23,639,462

Machinery — 2.5%
Schindler Holding AG –PC	Switzerland	574,321	33,438,242	42,811,947

Marine — 0.9%
Shun Tak Holdings Ltd.	Hong Kong	15,433,561	21,720,430	14,449,324

Media — 1.4%
Grupo Televisa S.A., ADR	Mexico	324,914	7,791,559	7,674,469
Washington Post Co., Class B	United States	27,314	21,717,243	16,030,587

			29,508,802	23,705,056

Metals & Mining — 5.2%
Anglo American plc	United Kingdom	887,645	43,880,198	62,341,127
Anglo Platinum Ltd.	South Africa	55,805	10,579,459	9,315,087
Sherwood Copper Corp.(b)	Canada	1,359,515	7,375,171	6,999,562
Witwatersrand Consolidated Gold Resources Ltd.(b)	South Africa	872,691	15,233,090	8,905,238

			77,067,918	87,561,014

Oil, Gas & Consumable Fuels — 11.0%
Canadian Natural Resources Ltd.	Canada	410,472	25,738,910	40,592,328
Chesapeake Energy Corp.	United States	1,093,041	36,767,479	72,096,984
Japan Petroleum Exploration Co.	Japan	672,145	49,911,090	47,980,968
Petrobank Energy and Resources Ltd.(b)	Canada	492,949	6,620,135	25,718,238

			119,037,614	186,388,518

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Industry

Security Description	Country	Shares	Cost	Fair Value

Real Estate Management & Development — 2.7%
Consolidated-Tomoka Land Co.(f)	United States	564,961	$34,445,046	$23,762,260
Swire Pacific Ltd., Class A	Hong Kong	513,040	5,496,541	5,247,355
Swire Pacific Ltd., Class B	Hong Kong	8,318,623	17,652,052	17,069,860

			57,593,639	46,079,475

Textiles, Apparel & Luxury Goods — 4.7%
Compagnie Financiere Richemont SA	Switzerland	444,947	25,443,052	24,783,402
Swatch Group AG, Class B	Switzerland	217,672	54,383,559	54,388,701

			79,826,611	79,172,103

Tobacco — 14.1%
Imperial Tobacco Group plc	United Kingdom	1,653,502	56,742,013	61,621,397
Japan Tobacco Inc.	Japan	30,571	142,469,926	130,420,144
Reynolds American Inc.	United States	979,204	58,843,748	45,699,451

			258,055,687	237,740,992

Total Common Stock and Other Equity Interests			1,205,223,146	1,223,033,908

Investment Companies — 1.9%

Funds, Trusts & Other Financial Vehicles — 1.9%
SPDR Gold Trust(b)	United States	88,176	8,743,255	8,059,286
UltraShort Financials ProShares	United States	148,459	19,144,107	23,253,133
UltraShort FTSE/Xinhua China 25 ProShares	United States	18,823	1,984,242	1,590,732

Total Investment Companies			29,871,604	32,903,151

Short-Term Investments — 24.3%

Canadian Treasury Bill — 1.1%		Principal
Canadian Treasury Bill, Maturity Date: 3/19/2009, Yield to Maturity 2.63%	Canada	$20,000,000	19,180,133	19,176,032

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Industry

Security Description	Country	Principal	Cost	Fair Value

Money Market Deposit Account — NM
Citibank Money Market Deposit Account, Yield 3.19%(g)		$137,283	$137,283	$137,283

US Treasury Obligations — 23.2%

United States Treasury Bills
Maturity Date: 7/31/2008, Yield to Maturity 1.03%		68,600,000	68,541,118	68,541,118
Maturity Date: 10/9/2008, Yield to Maturity 1.34%		30,000,000	29,889,167	29,848,170
Maturity Date: 10/16/2008, Yield to Maturity 1.60%		29,600,000	29,460,555	29,439,716
Maturity Date: 10/23/2008, Yield to Maturity 1.63%		148,100,000	147,342,592	147,240,872
Maturity Date: 11/13/2008, Yield to Maturity 1.87%		60,000,000	59,583,750	59,550,660
Maturity Date: 6/4/2009, Yield to Maturity 2.48%		58,600,000	57,256,873	57,353,812

			392,074,055	391,974,348

Total Short-Term Investments			411,391,471	411,287,663

Total Long Positions			1,646,486,221	1,667,224,722

Short Positions — (5.3%)		Shares	Proceeds

Capital Markets — (4.9%)
Blackstone Group LP	United States	(4,533,551)	(70,882,633)	(82,555,964)

Funds, Trusts & Other Financial Vehicles — (0.4%)
iShares MSCI Malaysia Index Fund	United States	(589,374)	(6,893,638)	(6,100,021)

Total Short Positions			(77,776,271)	(88,655,985)

Total Investments — 93.3%			1,568,709,950 *	1,578,568,737

Other Assets in Excess of Liabilities — 6.7%				113,092,539

Total Net Assets — 100.0%				$1,691,661,276

Percentages are stated as a percent of net assets.

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF INVESTMENTS

JUNE 30, 2008 (Unaudited)

Footnotes

(a)	All or a portion of this security was held as collateral for forward currency contracts.
(b)	Non-income producing security.
(c)	Restricted, illiquid security priced at fair value using procedures adopted by authority of the Board of Directors.

Security not registered under the Securities Act of 1933.

At the end of the period, the value of this security was $1,115,944 or 0.1% of net assets.

Security	Acquisition Date	Acquisition Cost
Current Group, LLC	12/28/2006	$20,100,000

(d)	Non-unitized interest in an LLC that is treated as a partnership.
(e)	All or a portion of this security was held as collateral for securities sold short.
(f)	Affiliated Issuer. See Note 5.
(g)	Interest rate as of June 30, 2008.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$195,870,570
Gross Unrealized Depreciation	(186,011,783)

Net Unrealized Appreciation (Depreciation)	$9,858,787

Selected Abbreviations

ADR American	Depositary Receipt
NM	Less than 0.05%
PC	Participation Certificate

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2008 (Unaudited)

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers (Cost $1,200,649,704)	$1,232,174,799
Affiliated issuers (Cost $34,445,046)	23,762,260

Investments in securities, at fair value (Cost $1,235,094,750)		1,255,937,059
Cash equivalents		411,287,663
Deposits with prime broker for securities sold short		119,314,749
Unrealized gain on forward currency contracts		2,677,536
Cash denominated in foreign currencies (Cost $374,153)		375,950
Receivables:
Investment securities sold		14,084,231
Fund shares sold		8,761,546
Interest and dividends		2,752,110
Other assets		646,417
Prepaid expenses		91,781

TOTAL ASSETS		1,815,929,042

LIABILITIES
Securities sold short, at value (Proceeds $77,776,271)		88,655,985
Payables:
Investment securities purchased		23,891,651
Fund shares redeemed		5,070,645
Dividend withholding tax		300,818
Accrued Liabilities:
Investment advisory fees		2,128,364
Distribution fees		1,256,679
Other expenses		406,551
Compliance services fees		15,668
Directors' fees and expenses		8,558
Unrealized loss on forward currency contracts		2,532,847

TOTAL LIABILITIES		124,267,766

NET ASSETS		$1,691,661,276

COMPONENTS OF NET ASSETS
Paid-in capital		$1,678,478,634
Accumulated undistributed (distributions in excess of) net investment income		(6,469,710)
Net realized gain (loss) on investments, securities sold short, and foreign currency transactions		9,614,273
Unrealized appreciation (depreciation) of investments, securities sold short, and foreign currency translations		10,038,079

NET ASSETS		$1,691,661,276

NET ASSET VALUE AND OFFERING AND REDEMPTION PRICE PER SHARE
Based on net assets of $1,691,661,276 and 131,499,895 shares outstanding (1,000,000,000 shares authorized)		$12.86	*

*	Net Asset Value (“NAV”) varies from NAV reported to shareholders on June 30, 2008, as these financial statements are prepared inclusive of trade date adjustments.

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENT OF OPERATIONS

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividend income (Net of foreign withholding tax of $1,201,701)	$14,235,495
Interest income	4,551,845
Dividend income from affiliated issuer	112,992
Other income	695,478

Total Investment Income	19,595,810

EXPENSES
Investment advisory fees	12,860,190
Dividend expenses on securities sold short	4,534,962
Distribution fees	1,575,744
Administrator fees	291,008
Transfer agency fees	255,186
Professional fees	168,006
Custodian fees	148,527
Accounting fees	103,392
Compliance services fees	102,461
Directors’ fees and expenses	78,274
Miscellaneous expenses	70,530

Total Expenses	20,188,280

NET INVESTMENT INCOME (LOSS)	(592,470)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY TRANSACTIONS
Realized Gain (Loss) on:
Unaffiliated investments	6,405,884
Foreign currency transactions	5,762,534
Securities sold short	(4,590,442)

Net Realized Gain (Loss)	7,577,976

Change in Unrealized Appreciation (Depreciation) on:
Foreign currency translations	38,188,375
Securities sold short	(10,879,714)
Affiliated investments	(11,649,495)
Unaffiliated investments	(232,295,954)

Net Change in Unrealized Appreciation (Depreciation)	(216,636,788)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, SECURITIES SOLD SHORT, AND FOREIGN CURRENCY TRANSACTIONS	(209,058,812)

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(209,651,282

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Month Period Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007
OPERATIONS
Net investment income (loss)	$(592,470)	$10,976,694
Net realized gain	7,577,976	4,552,329
Net change in unrealized appreciation (depreciation)	(216,636,788)	159,919,292

Increase (Decrease) in Net Assets Resulting from Operations	(209,651,282)	175,448,315

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(14,954,889)
Net realized gain	—	(3,950,112)

Total Distributions to Shareholders	—	(18,905,001)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	672,169,573	1,091,056,558
Proceeds from reinvestment of distributions	—	16,753,466
Cost of redemption of shares	(350,707,671)	(281,176,973)
Redemption fees	197,661	323,936

Increase from Capital Share Transactions	321,659,563	826,956,987

Increase in Net Assets	112,008,281	983,500,301
NET ASSETS
Beginning of Period	1,579,652,995	596,152,694

End of Period (includes distributions in excess of net investment income of $(6,469,710) and $(5,877,240), respectively)	$1,691,661,276	$1,579,652,995

SHARE TRANSACTIONS
Sale of shares	49,128,616	79,336,571
Reinvestment of distributions	—	1,172,005
Redemption of shares	(25,926,677)	(21,023,396)

Increase in Shares	23,201,939	59,485,180

See Notes to Financial Statements.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

Note 1. Organization

Wintergreen Fund, Inc. (the “Fund”) is registered as an open-end, diversified management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The Fund was organized as a Maryland corporation on May 5, 2005 and commenced operations on October 17, 2005. The Fund is authorized to issue one billion shares of beneficial interest with $0.001 per share par value. The Fund seeks capital appreciation and may invest in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of the United States.

Note 2. Summary of Significant Accounting Policies

The following summarizes the significant accounting policies of the Fund:

Security Valuation — The Fund calculates its net asset value per share on each business day the New York Stock Exchange (“NYSE”) is open as of the close of the NYSE; generally 4:00 pm Eastern Time. Portfolio securities traded or dealt on one or more securities exchange (whether domestic or foreign) and not subject to restrictions against resale shall be valued (i) at the last quoted sale price or, in the absence of a sale, (ii) at the mean of the last bid and ask price. For securities traded or dealt on more than one exchange, or on one or more exchanges and on the over-the-counter market, quotations from the market in which the security is primarily traded are used. Securities not traded or dealt on any securities exchange for which over-the-counter market quotations are readily available generally shall be valued at the mean of the current bid and ask price. Money market instruments that mature in 60 days or less may be valued at amortized cost.

Securities are valued at fair value, in accordance with procedures adopted by the Fund’s Board of Directors (the “Board”) when 1) market quotations are insufficient or not readily available; 2) prices or values available do not represent fair value in the judgment of the Fund’s investment manager; and 3) securities are determined to be illiquid.

As of June 30, 2008, Current Group, LLC (formerly Current Communications Group, LLC), a restricted and illiquid security, was priced at fair value as determined by the Board’s Valuation Committee pursuant to the Fund’s valuation procedures. This security has an acquisition date of December 28, 2006. At June 30, 2008, the fair value of this security was $1,115,944 which represents 0.1% of net assets and has a current cost of $20,100,000.

Security Transactions, Investment Income, and Realized Gain (Loss) — Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date and is recorded net of unrecoverable withholding tax. Interest income and expenses are recorded on an accrual basis. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

Foreign Currencies — Foreign currency amounts are translated into U.S. dollars based on the foreign exchange rate in effect at the close of the NYSE (generally 4:00 pm Eastern Time) at the date of valuation. If no sale is reported at that time, the foreign currency will be valued at the most recent bid price. The portion of the results of operations arising from changes in the foreign exchange rates on investments and the portion due to fluctuations arising from changes in the market prices of securities held are not isolated. Such fluctuations are included with net realized and unrealized gain or loss from investments.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Forward Currency Contracts — The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of the underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Investment Manager (as defined in Note 3) is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved are generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the fair value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities.

Market risk of derivative financial instruments is the potential for changes in the fair value due to market changes, including interest and foreign exchange rate movements, and fluctuations in security prices. Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk is limited to amounts recorded by the Fund as assets. Realized gain or loss includes net gain or loss on transactions that have terminated by settlement or, for tax purposes, by the Fund entering into offsetting commitments with the same counterparty. The Fund's Investment Manager is responsible for determining the value of the underlying collateral. (See Note 6)

Restricted Securities — The Fund may invest in restricted debt and equity securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. To the extent the Fund purchases securities which are restricted as to resale, the Fund may incur additional risks and costs. Restricted securities may be particularly difficult to value, their disposition may require greater effort and expense than more liquid securities, and the Fund may incur costs in connection with the registration of restricted securities in order to dispose of such securities.

On December 28, 2006, the Fund contributed $20,100,000 for a limited liability member interest in Current Group, LLC and entered into a registration rights agreement with respect to shares of common stock into which their interests may be converted. These registration rights include (1) two demand registrations commencing after the earlier of (A) the fifth anniversary of the date of the registration rights agreement and

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

(B) the first anniversary of the consummation of an initial public offering ("IPO") of Current Group, LLC common stock, (2) three Form S-3 registration demands commencing after the first anniversary of the consummation of an IPO, and (3) unlimited "piggyback" registrations commencing following the consummation of an IPO. No quoted market price exists for the Fund's interest in Current Group, LLC. The Fund's interest has been valued in accordance with the Statement of Procedures adopted for the Valuation of Portfolio Securities by the Fund's Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near-term, and the difference could be material.

Securities Sold Short — The Fund may sell a security short to, among other things, increase investment returns based on the anticipation of a decline in the fair value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at a future time of replacement. The price may be higher or lower than the price at which the Fund sold the security.

The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates. A gain, limited to the difference between the replacement price and the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Until the Fund replaces the borrowed security, the Fund will maintain a segregated account with the custodian, holding cash and/or long securities to sufficiently cover its short position on a daily basis. Dividends paid on securities sold short are recorded as an expense on the Fund's books. As of June 30, 2008, the Fund held two short positions; Blackstone Group LP valued at $(82,555,964) and iShares MSCI Malaysia Index Fund valued at $(6,100,021).

Distributions to Shareholders — Distributions to shareholders of net investment income, if any, are intended to be made twice each year and net capital gains, if any, are declared and paid at least annually. The amount of distribution will vary, and there is no guarantee the Fund will pay either income or capital gain distributions. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. The Fund records distributions on its books on the ex-dividend date.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. Income and gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, no Federal income or excise tax provision is required.

Repurchase Agreements — The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying collateral, whose fair value exceeds or equals the repurchase price plus expected transaction costs. In the case of a tri-party agreement, the collateral is held by an agent

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

bank. The Fund's Investment Manager is responsible for determining the value of the underlying collateral. In the event of default, the Fund may have difficulties with the disposition of any such securities held as collateral.

Contractual Obligations — The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had any prior claims or losses pursuant to these contracts. Fund management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Redemption Fee — The Fund will generally charge a redemption fee of 2.00% of the net asset value of shares redeemed if the shares are sold within 60 calendar days of purchase. The fee is charged for the benefit of the remaining shareholders and is paid to the Fund. To calculate redemption fees, the Fund uses the first-in, first-out method to determine the holding period. Under this method, the date of redemption is compared with the earliest purchase date of the shares held in the account. The fee is accounted for as paid-in capital.

Use of Estimates — These financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates.

Financial Accounting Standards No. 48 — In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes". This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective on the last business day of the first required financial reporting period for fiscal years beginning after December 15, 2006. Management has concluded that as of June 30, 2008, there were no uncertain tax positions that required financial statement recognition, de-recognition, or disclosure.

Financial Accounting Standards No. 157 — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, ("SFAS 157") "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments^
Level 1 — Quoted Prices	$1,166,165,130	$144,689
Level 2 — Other Significant Inputs	411,287,663	0
Level 3 — Significant Unobservable Inputs	1,115,944	0

Total Investments	$1,578,568,737	$144,689

^	Other financial instruments are derivative instruments such as futures, forwards, and written options, which are valued at the unrealized appreciation (depreciation) on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of December 31, 2007	$6,407,680
Change in unrealized depreciation	(5,291,736)

Balance as of June 30, 2008	$1,115,944

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

New Accounting Pronouncement — In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the impact the adoption of SFAS 161 will have, if any, on the Fund’s financial statements and disclosures.

Note 3. Investment Advisory Fees, Servicing Fees, and Other Transactions with Related Parties

Investment Manager — Wintergreen Advisers, LLC (the “Investment Manager”) is the investment manager to the Fund. Pursuant to an Investment Advisory Agreement, the Investment Manager receives an investment advisory fee from the Fund at an annual rate of 1.50% of the Fund's average daily net assets.

Administration and Other Services — US Bancorp Fund Services, LLC (“USBFS”) commenced providing administration, portfolio accounting, and transfer agency services to the Fund on February 19, 2008. Prior to USBFS providing these services, Citi Fund Services, LLC (formerly Citigroup Fund Services, LLC) provided these services to the Fund.

Distribution — Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Investment Manager, USBFS, or its affiliated companies. The certifying officer (the Fund’s President and Treasurer) of the Fund is also a principal of the Distributor. Under a Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund reimburses the Distributor for fees paid to various financial institutions, including the Investment Manager, for distribution and shareholder services rendered to the Fund in an amount up to 0.25% of the average daily net assets. For the period ended June 30, 2008, the Distributor was reimbursed $681,791 for distribution fees.

Compliance Services — Under a Compliance Services Agreement with the Fund, the Distributor provided a Chief Compliance Officer, President, Treasurer, Anti-Money Laundering Officer as well as additional compliance services (“Compliance Services”) to the Fund through December 3, 2007. Since December 4, 2007, Compliance Services have been provided by Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, pursuant to a Compliance Services Agreement between FCS and the Fund. Neither the Distributor nor FCS has any role in determining the Fund’s investment policies or which securities are to be purchased or sold by the Fund.

Fund Officers — Certain officers of the Fund are also directors, officers or employees of the Investment Manager, USBFS, the Distributor, or FCS.

Note 4. Security Transactions

The cost of purchases and the proceeds from sales of investment securities (including maturities), other than short-term investments and U.S. government obligations were $402,129,333 and $361,432,471, respectively, for the period ended June 30, 2008.

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

Note 5. Affiliated Issuers

Under section 2(a) (3) of the Investment Company Act of 1940, a portfolio company is defined as affiliated if a Fund owns five percent or more of its voting stock.

Investments in affiliated companies for the Fund as of June 30, 2008, were as shown below:

Name of issuer	Number of shares held at January 1, 2008	Gross additions	Gross reductions	Number of shares held at June 30, 2008	Value at June 30, 2008	Investment income	Realized capital gain/loss
Consolidated-Tomoka Land Co.	564,961	$0	$0	564,961	$23,762,260	$112,992	$0

Note 6. Forward Currency Contracts

As of June 30, 2008, the Fund had the following forward currency contracts outstanding:

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
2,600,000 CAD	10/15/2008	2,576,043	2,546,541	29,502
2,600,000 CAD	10/15/2008	2,636,917	2,546,541	90,376
3,100,000 CAD	10/15/2008	3,090,420	3,036,260	54,160
3,500,000 CAD	10/15/2008	3,558,357	3,428,035	130,322
4,000,000 CAD	10/15/2008	3,979,981	3,917,755	62,226
8,400,000 CAD	10/15/2008	8,214,356	8,227,285	(12,929)
38,900,000 CAD	10/15/2008	38,057,037	38,100,164	(43,127)
To buy:
1,700,000 CAD	10/15/2008	(1,674,712)	(1,665,046)	(9,666)
4,000,000 CAD	10/15/2008	(3,949,837)	(3,917,755)	(32,082)
10,500,000 CAD	10/15/2008	(10,350,946)	(10,284,105)	(66,841)

Net Value of CAD Contracts		46,137,616	45,935,675	201,941

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
2,700,000 CHF	1/28/2009	2,578,797	2,647,801	(69,004)
3,300,000 CHF	1/28/2009	3,143,755	3,236,202	(92,447)
70,400,000 CHF	1/28/2009	67,960,228	69,038,966	(1,078,738)

Net Value of CHF Contracts		73,682,780	74,922,969	(1,240,189)

To sell:
1,100,000 EUR	1/28/2009	1,688,060	1,713,105	(25,045)
1,400,000 EUR	1/28/2009	2,145,220	2,180,315	(35,095)
3,500,000 EUR	1/28/2009	5,339,950	5,450,788	(110,838)
6,000,000 EUR	1/28/2009	9,243,000	9,344,208	(101,208)

To buy:
700,000 EUR	1/28/2009	(1,091,090)	(1,090,158)	(932)
2,000,000 EUR	1/28/2009	(3,103,600)	(3,114,736)	11,136
2,300,000 EUR	1/28/2009	(3,539,930)	(3,581,946)	42,016
7,000,000 EUR	1/28/2009	(10,890,600)	(10,901,576)	10,976

Net Value of EUR Contracts		(208,990)	0	(208,990)

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

Contracts	Settlement Date	Contract Amount (USD)	Fair Value (USD)	Net Unrealized Gain (Loss) (USD)
To sell:
600,000 GBP	1/28/2009	1,147,800	1,175,719	(27,919)
975,000 GBP	1/28/2009	1,907,003	1,910,544	(3,541)
1,100,000 GBP	1/28/2009	2,110,240	2,155,485	(45,245)
27,000,000 GBP	1/28/2009	52,184,250	52,907,357	(723,107)

Net Value of GBP Contracts		57,349,293	58,149,105	(799,812)

To sell:
14,000,000 JPY	1/28/2009	137,525	133,515	4,010
700,000,000 JPY	1/28/2009	6,808,676	6,675,763	132,913
11,300,000,000 JPY	1/28/2009	109,868,741	107,765,877	2,102,864

Net Value of JPY Contracts		116,814,942	114,575,155	2,239,787

To sell:
2,200,000 NOK	1/28/2009	421,133	423,078	(1,945)
2,500,000 NOK	1/28/2009	487,805	480,770	7,035
43,800,000 NOK	1/28/2009	8,369,960	8,423,098	(53,138)

Net Value of NOK Contracts		9,278,898	9,326,946	(48,048)

Net Value of Outstanding Forward Currency Contracts		303,054,539	302,909,850	144,689

CAD	= Canadian Dollar
CHF	= Swiss Franc
EUR	= Euro
GBP	= British Pound
JPY	= Japanese Yen
NOK	= Norwegian Krone

WINTERGREEN FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2008 (Unaudited)

Note 7. Federal Tax Information

For the semi-annual period ended June 30, 2008, the Fund did not have any distributions.

For tax purposes, the 2007 post-October currency loss was $2,728,877. This loss was recognized for tax purposes on the first business day of the current year.

The tax character of distributions paid during 2007 and 2006 were as follows:

	2007	2006
Ordinary Income	$14,954,889	$2,805,268
Long-Term Capital Gain	3,950,112	—

On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified as of the year ended December 31, 2007. The following reclassification was primarily due to the result of currency gain (loss) amounts and has no impact on the net assets of the Fund:

Accumulated Net Investment Income	$(1,830,643)
Undistributed Net Realized Gain	1,830,643

The Fund files U.S. Federal, Maryland State, and New Jersey State tax returns. The 2005 through 2007 tax years generally remain subject to examination by U.S. Federal, Maryland State, and New Jersey State tax authorities.

Note 8. Other Information

On June 30, 2008, one shareholder account held approximately 34% of the outstanding shares of the Fund. This account is an omnibus account held on behalf of several thousand underlying shareholders.

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2008 (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio and the Fund’s proxy voting record for the most recent twelve-month period ended June 30, 2008 are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473), visiting the Fund’s website at www.wintergreenfund.com, or on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (“N-Q”). The Fund’s N-Q’s are available, without charge and upon request, by calling (888) GOTOGREEN (888-468-6473) and/or on the SEC’s website at www.sec.gov. Copies of the Fund’s N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Shareholder Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

Actual Expenses — The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes — The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you

WINTERGREEN FUND, INC.

ADDITIONAL INFORMATION

JUNE 30, 2008 (Unaudited)

determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period*
Actual Return	$1,000.00	$881.40	$8.51
Hypothetical Return (5% return before expenses)	$1,000.00	$1,015.81	$9.12

*	As expressed below, expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year/366 to reflect the half-year period.

Expenses	=	Fund’s Annualized Expense Ratio	X	Average Account Value Over the Period	X	Number of Days in Most Recent Fiscal Half Year
366

Wintergreen Fund, Inc.

FOR MORE INFORMATION

Investment Manager

Wintergreen Advisers, LLC

333 Route 46 West, Suite 204

Mountain Lakes, New Jersey 07046

Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foresides.com

Legal Counsel

Seward & Kissel LLP

One Battery Park Plaza

New York, New York 10004

Wintergreen Fund, Inc.

P.O. Box 701

Milwaukee, Wisconsin 53201-0701

(888) GOTOGREEN

(888-468-6473)

www.wintergreenfund.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors. The Registrant’s nominating committee charter does not contemplate the acceptance of candidates from shareholders.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on the review, the officer has concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to the officer by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable

(a) (2) Furnished herewith.

(a) (3) Not applicable to open-end investment companies.

(b) Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Wintergreen Fund, Inc.

By	/s/ Simon D. Collier
Simon D. Collier
President & Principal Executive Officer

Date	August 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Simon D. Collier
Simon D. Collier
President & Principal Executive Officer

Date	August 28, 2008

By	/s/ Simon D. Collier
Simon D. Collier
Treasurer & Principal Financial Officer

Date	August 28, 2008